EQUIPMENT (Details Textual) - USD ($)	3 Months Ended		9 Months Ended	12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Dec. 31, 2014	Mar. 31, 2016	Dec. 31, 2015	Mar. 31, 2015
Property, Plant and Equipment [Line Items]
Depreciation	$ 14,387	$ 10,412	$ 34,036	$ 63,454	$ 59,479	$ 44,448